Loans and Allowance for Credit Losses - Loans by Portfolio Class and Internal Credit Quality Rating (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans by origination year
Total loans	$ 391,335	$ 379,832
Total outstanding commitments	839,785	792,471
Modified loans	4,398	4,423	$ 3,726
Loans purchased from GNMA mortgage pools
Loans by origination year
Modified loans	1,874	1,915	1,839
Pass
Loans by origination year
Total loans	382,915	369,052
Total outstanding commitments	828,343	778,155
Total Criticized
Loans by origination year
Total loans	8,420	10,780
Total outstanding commitments	11,442	14,316
Special Mention
Loans by origination year
Total loans	1,885	2,424
Total outstanding commitments	3,094	3,875
Classified
Loans by origination year
Total loans	6,535	8,356
Total outstanding commitments	8,348	10,441
Residential mortgages | Pass | Loans purchased from GNMA mortgage pools
Loans by origination year
Loans 90 days or more past due	3,500	2,300
Modified loans	1,300	1,400
Commercial | Commercial
Loans by origination year
Originated in 2025/ 2024	73,389	59,115
Originated in 2024/2023	25,147	19,865
Originated in 2023/2022	7,857	20,319
Originated in 2022/2021	10,354	4,829
Originated in 2021	2,861
Originated prior to 2021	4,177
Originated prior to 2021		7,031
Revolving	30,173	28,325
Total loans	153,958	139,484
Modified loans	754	605	365
Commercial | Commercial | Pass
Loans by origination year
Originated in 2025/ 2024	72,408	57,578
Originated in 2024/2023	24,342	19,128
Originated in 2023/2022	7,532	19,718
Originated in 2022/2021	10,044	4,677
Originated in 2021	2,848
Originated prior to 2021	4,083
Originated prior to 2021		6,812
Revolving	29,227	27,344
Total loans	150,484	135,257
Commercial | Commercial | Total Criticized
Loans by origination year
Originated in 2025/ 2024	981	1,537
Originated in 2024/2023	805	737
Originated in 2023/2022	325	601
Originated in 2022/2021	310	152
Originated in 2021	13
Originated prior to 2021	94
Originated prior to 2021		219
Revolving	946	981
Total loans	3,474	4,227
Commercial | Commercial | Special Mention
Loans by origination year
Originated in 2025/ 2024	219	503
Originated in 2024/2023	168	173
Originated in 2023/2022	47	231
Originated in 2022/2021	23	60
Originated in 2021	2
Originated prior to 2021	21
Originated prior to 2021		76
Revolving	484	169
Total loans	964	1,212
Commercial | Commercial | Classified
Loans by origination year
Originated in 2025/ 2024	762	1,034
Originated in 2024/2023	637	564
Originated in 2023/2022	278	370
Originated in 2022/2021	287	92
Originated in 2021	11
Originated prior to 2021	73
Originated prior to 2021		143
Revolving	462	812
Total loans	2,510	3,015
Commercial | Commercial real estate
Loans by origination year
Originated in 2025/ 2024	16,590	11,685
Originated in 2024/2023	6,794	6,015
Originated in 2023/2022	3,741	10,621
Originated in 2022/2021	6,066	6,811
Originated in 2021	4,776
Originated prior to 2021	8,867
Originated prior to 2021		11,578
Revolving	2,080	2,146
Revolving converted to term	6	3
Total loans	48,920	48,859
Modified loans	855	1,220	717
Commercial | Commercial real estate | Pass
Loans by origination year
Originated in 2025/ 2024	15,466	9,652
Originated in 2024/2023	6,368	5,213
Originated in 2023/2022	3,232	9,047
Originated in 2022/2021	5,211	6,515
Originated in 2021	4,543
Originated prior to 2021	8,241
Originated prior to 2021		10,822
Revolving	1,991	2,078
Revolving converted to term	5	3
Total loans	45,057	43,330
Commercial | Commercial real estate | Total Criticized
Loans by origination year
Originated in 2025/ 2024	1,124	2,033
Originated in 2024/2023	426	802
Originated in 2023/2022	509	1,574
Originated in 2022/2021	855	296
Originated in 2021	233
Originated prior to 2021	626
Originated prior to 2021		756
Revolving	89	68
Revolving converted to term	1	0
Total loans	3,863	5,529
Commercial | Commercial real estate | Special Mention
Loans by origination year
Originated in 2025/ 2024	143	261
Originated in 2024/2023	88	42
Originated in 2023/2022	65	661
Originated in 2022/2021	242	100
Originated in 2021	99
Originated prior to 2021	202
Originated prior to 2021		148
Revolving	82	0
Revolving converted to term	0	0
Total loans	921	1,212
Commercial | Commercial real estate | Classified
Loans by origination year
Originated in 2025/ 2024	981	1,772
Originated in 2024/2023	338	760
Originated in 2023/2022	444	913
Originated in 2022/2021	613	196
Originated in 2021	134
Originated prior to 2021	424
Originated prior to 2021		608
Revolving	7	68
Revolving converted to term	1	0
Total loans	2,942	4,317
Consumer | Residential mortgages
Loans by origination year
Originated in 2025/ 2024	11,918	10,291
Originated in 2024/2023	7,263	8,775
Originated in 2023/2022	7,793	28,527
Originated in 2022/2021	24,681	34,729
Originated in 2021	31,048
Originated prior to 2021	33,182
Originated prior to 2021		36,491
Total loans	115,885	118,813
Modified loans	343	119	280
Consumer | Residential mortgages | Pass
Loans by origination year
Originated in 2025/ 2024	11,917	10,291
Originated in 2024/2023	7,249	8,764
Originated in 2023/2022	7,758	28,484
Originated in 2022/2021	24,620	34,694
Originated in 2021	30,991
Originated prior to 2021	32,900
Originated prior to 2021		36,211
Total loans	115,435	118,444
Consumer | Residential mortgages | Total Criticized
Loans by origination year
Originated in 2025/ 2024	1	0
Originated in 2024/2023	14	11
Originated in 2023/2022	35	43
Originated in 2022/2021	61	35
Originated in 2021	57
Originated prior to 2021	282
Originated prior to 2021		280
Total loans	450	369
Consumer | Residential mortgages | Special Mention
Loans by origination year
Originated in 2025/ 2024	0	0
Originated in 2024/2023	0	0
Originated in 2023/2022	0	0
Originated in 2022/2021	0	0
Originated in 2021	0
Originated prior to 2021	0
Originated prior to 2021		0
Total loans	0	0
Consumer | Residential mortgages | Classified
Loans by origination year
Originated in 2025/ 2024	1	0
Originated in 2024/2023	14	11
Originated in 2023/2022	35	43
Originated in 2022/2021	61	35
Originated in 2021	57
Originated prior to 2021	282
Originated prior to 2021		280
Total loans	450	369
Consumer | Credit card
Loans by origination year
Total loans	32,234	30,350
Modified loans	461	425	350
Consumer | Credit card | Pass
Loans by origination year
Total loans	31,829	29,915
Consumer | Credit card | Total Criticized
Loans by origination year
Total loans	405	435
Consumer | Credit card | Special Mention
Loans by origination year
Total loans	0	0
Consumer | Credit card | Classified
Loans by origination year
Total loans	405	435
Consumer | Other retail
Loans by origination year
Originated in 2025/ 2024	6,294	7,401
Originated in 2024/2023	5,085	3,975
Originated in 2023/2022	2,731	4,096
Originated in 2022/2021	2,582	6,551
Originated in 2021	3,946
Originated prior to 2021	3,955
Originated prior to 2021		5,564
Revolving	14,903	13,966
Revolving converted to term	842	773
Total loans	40,338	42,326
Modified loans	111	139	$ 175
Consumer | Other retail | Pass
Loans by origination year
Originated in 2025/ 2024	6,290	7,398
Originated in 2024/2023	5,075	3,966
Originated in 2023/2022	2,720	4,085
Originated in 2022/2021	2,571	6,537
Originated in 2021	3,937
Originated prior to 2021	3,938
Originated prior to 2021		5,543
Revolving	14,780	13,846
Revolving converted to term	799	731
Total loans	40,110	42,106
Consumer | Other retail | Total Criticized
Loans by origination year
Originated in 2025/ 2024	4	3
Originated in 2024/2023	10	9
Originated in 2023/2022	11	11
Originated in 2022/2021	11	14
Originated in 2021	9
Originated prior to 2021	17
Originated prior to 2021		21
Revolving	123	120
Revolving converted to term	43	42
Total loans	228	220
Consumer | Other retail | Special Mention
Loans by origination year
Originated in 2025/ 2024	0	0
Originated in 2024/2023	0	0
Originated in 2023/2022	0	0
Originated in 2022/2021	0	0
Originated in 2021	0
Originated prior to 2021	0
Originated prior to 2021		0
Revolving	0	0
Revolving converted to term	0	0
Total loans	0	0
Consumer | Other retail | Classified
Loans by origination year
Originated in 2025/ 2024	4	3
Originated in 2024/2023	10	9
Originated in 2023/2022	11	11
Originated in 2022/2021	11	14
Originated in 2021	9
Originated prior to 2021	17
Originated prior to 2021		21
Revolving	123	120
Revolving converted to term	43	42
Total loans	$ 228	$ 220